Note Popular, Inc. (Holding company only) financial information (Notes payable by contractual maturities) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Disclosure
Total	$ 2,433,654
Notes Payable
Debt Disclosure
Total	1,670,309
Notes Payable | Popular, Inc. Holding Co.
Debt Disclosure
2016	0
2017	0
2018	0
2019	450,000
2020	0
Later years	290,812
No stated maturity	0
Total	$ 740,812